Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 08, 2017	Aug. 07, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Royalties expenses				$ 9,878	$ 7,559	$ 10,424
Outstanding buy-back obligations			$ 1,345,000	1,345,000
Damages awarded to company			$ 33,000
Guarantees issued by banks to secure certain advances from customers and performance bonds				1,982,558
Purchase commitments				$ 2,248,000	$ 1,775,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program				5.00%
Maximum amount of royalties paid, percentage				150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program				2.00%
Maximum amount of royalties paid, percentage				100.00%
Judicial Ruling
Loss Contingencies [Line Items]
Damages awarded to company		$ 21,075
Additional amount of post-trial royalties awarded	$ 4,680
Additional amount of pre-trial royalties awarded	$ 1,000